Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Statement [Line Items]
Net of income tax provision, reclassification to earnings of (gains)	$ 10	$ 7	$ 5	$ 17	$ 10
Net of income tax (provision) gains on derivatives designated as cash flow hedges	(497)	(76)	(156)	(573)	(430)
Net of income tax (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	(7)	(9)	(18)	(16)	(31)
Net of income tax recovery, unrealized gains on hedges of net foreign operations	110	17	38	127	33
Net of income tax (provision) recovery, gains (losses) on remeasurement of pension and other employee future benefit plans	(26)	46	1	20	55
Net of income tax recovery, gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(127)	25	36	(102)	7
Debt securities [member]
Statement [Line Items]
Net of income tax (provision), unrealized gains on fair value through OCI securities	$ (62)	$ (38)	$ (17)	$ (100)	$ (78)